Property, Plant And Equipment (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 20,000	$ 9,000
Capital Leases, Income Statement, Depreciation Expense	11,000	9,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital Lease Obligations	$ 77,000	$ 77,000